Payments, by Category - CAD ($)	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 2,693,580,000	$ 3,083,680,000	$ 81,740,000	$ 6,700,000	$ 13,600,000	$ 5,879,300,000